Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)
Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)
Investment Objective
The Fund seeks to provide performance and income that is comparable to the S&P 500® Index.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)	Class A		Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.50%		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)	Class A	Class R	Class Y
Management Fees	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.13%	0.32%	0.18%
Total Annual Fund Operating Expense	0.58%	1.02%	0.38%

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	308	431	566	958
Class R	104	325	563	1,248
Class Y	39	122	213	480

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies in the S&P 500® Index ("Index"). In practice, the Fund typically holds all 500 of the stocks in the Index, which is a capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which tries to replicate the composition and performance of the Index through statistical procedures. The Fund invests in stocks that are included in the Index in approximately the same proportions as they are represented in the Index. As a result, the Adviser does not use traditional methods of stock selection, that is, it does not select stocks on the basis of economic, financial and market analysis.

The Fund seeks to achieve a correlation between the performance of its portfolio and the Index of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the Index.

The Adviser uses futures contracts to manage cash, accrued dividends and other non-performing assets in an effort to minimize performance disparity between the Fund and the Index.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Futures Contracts Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Passive Investment Risk/Index Risk. The Fund is designed to track the Index and is not actively managed. The Fund does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500® Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class R and Class Y shares of the MST Munder Index 500 Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any difference in the expenses of the MST Munder Index 500 Fund. The MST Munder Index 500 Fund commenced operations, and Class Y shares were first offered, on December 1, 1991. Class A shares were first offered on December 9, 1992 and Class R shares were first offered on July 29, 2004.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

YTD through 9/30/16: 7.68% Highest/lowest quarterly results during this time period were:
Highest	15.83% (quarter ended June 30, 2009)
Lowest	-22.12% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory S&P 500 Index Fund (formally Victory Munder Index 500 Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	0.95%	11.99%	6.84%
Class A	(1.74%)	11.25%	6.38%
Class R	0.32%	11.40%	6.29%
After Taxes on Distributions | Class Y	(1.66%)	9.57%	5.09%
After Taxes on Distributions and Sale of Fund Shares | Class Y	2.73%	9.50%	5.45%
S&P 500® Index Index returns reflect no deduction for fees, expenses, or taxes.	1.38%	12.57%	7.31%